Related Party Transactions (Details Narrative 1b) - USD ($)	1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 12, 2016	Oct. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Warrant exercise price	$ 7.00
Incurred expenses on research and subsequent other projects			$ 806,300	$ 445,400		$ 2,835,000	$ 1,476,600	$ 2,432,700	$ 2,480,600
CHC Note [Member]
Interest rate on note		7.50%			7.50%
Warrant exercise price		$ 30.00				$ 7.00		$ 20.00
Total interest expense			0	7,400		$ 4,700	22,500	$ 174,800	167,900
Incurred expenses on research and subsequent other projects								$ 38,100	$ 52,000
CRL [Member]
Interest rate on note		7.50%
Warrant exercise price		$ 20.00				$ 7.00
Total interest expense			0	36,300		$ 23,500	109,900
Incurred expenses on research and subsequent other projects			$ 19,400	$ 7,500		$ 41,500	$ 22,500